Label	Element	Value
State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BALANCED FUND (STFBX) FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Balanced Fund (the “Fund” or the “Balanced Fund”) seeks long-term growth of capital while providing some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in common stocks and bonds in varying proportions. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or the “Sub-Adviser”) as sub-adviser to the Fund.
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures. The Sub-Adviser chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large capitalization (unadjusted market cap of $20.5 billion or greater) and mid-capitalization (unadjusted market cap of $7.4 billion to $20.5 billion) equity securities as defined by S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of December 31, 2024.
While the Fund seeks to maintain equity sector weights within 3% to 5% of each sector’s weight in the S&P 500 Index, the Fund’s broad-based benchmark index, in making investment decisions on specific common stocks, the Sub-Adviser uses statistical modeling and research and looks for companies with one or more of the following characteristics:
•	Strong profitability within their sector
•	Strong cash flows within their sector
•	Strong management efficiency
•	The ability to lower the volatility of the Fund
In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.
Under normal market conditions, the Fund invests approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Intermediate U.S. Government/Credit Bond Index (the “Bond Index”). The Fund will buy and sell fixed income securities with the goal of achieving an overall duration and total return similar to that of the Bond Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2024, the duration of the Bond Index was 3.72 years. The duration measurement pertains only to the fixed income portion of the Fund’s portfolio.
The Fund’s investments in fixed income securities are passively managed. The Sub-Adviser attempts to replicate the investment composition and performance of the Bond Index by using computer programs and statistical procedures.
In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations upon the reorganization of the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Balanced Predecessor Fund. The following bar chart and table provides an indication of certain risks of investing in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the S&P 500 Index, the Fund’s broad-based market index and to the Bloomberg Intermediate Gov/Credit Index, the Fund’s performance benchmark. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Balanced Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund commenced operations upon the reorganization of the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Balanced Predecessor Fund. The following bar chart and table provides an indication of certain risks of investing in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the S&P 500 Index, the Fund’s broad-based market index and to the Bloomberg Intermediate Gov/Credit Index, the Fund’s performance benchmark. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s (and the Balanced Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	12.47%
Worst Quarter	1Q 2020	(13.30)%
The Fund’s fiscal year end is September 30. The Fund’s most recently quarterly return (since the end of the last fiscal year) through December 31, 2024 was -0.42%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows certain Average Annual Total Returns on an investment in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2024. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Balanced Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Balanced Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
State Farm Balanced Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. There is no guarantee that the Sub-Adviser’s investment decisions or techniques will produce the desired returns. The assessment by the Fund’s investment Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

State Farm Balanced Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Balanced Fund | Tracking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Risk. The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bond Index. There is a risk that the Fund’s performance may vary substantially from the performance of the Bond Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

State Farm Balanced Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Sub-Adviser may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
State Farm Balanced Fund | Long term Ownership Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

State Farm Balanced Fund | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

State Farm Balanced Fund | Large Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
State Farm Balanced Fund | Mid Cap Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

State Farm Balanced Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

State Farm Balanced Fund | Prepayment or Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

State Farm Balanced Fund | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.

State Farm Balanced Fund | Credit or Default Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

State Farm Balanced Fund | Debt Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

State Farm Balanced Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
State Farm Balanced Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

State Farm Balanced Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

State Farm Balanced Fund | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Futures Risk. The risk arising from the Fund’s use of futures, which include the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Sub-Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.11%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waivers and/or Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements	rr_NetExpensesOverAssets	0.14%
1 year	rr_ExpenseExampleYear01	$ 14
3 years	rr_ExpenseExampleYear03	54
5 years	rr_ExpenseExampleYear05	97
10 years	rr_ExpenseExampleYear10	$ 226
2015	rr_AnnualReturn2015	(1.30%)
2016	rr_AnnualReturn2016	9.54%
2017	rr_AnnualReturn2017	11.40%
2018	rr_AnnualReturn2018	(3.52%)
2019	rr_AnnualReturn2019	21.42%
2020	rr_AnnualReturn2020	13.66%
2021	rr_AnnualReturn2021	17.45%
2022	rr_AnnualReturn2022	(9.51%)
2023	rr_AnnualReturn2023	13.68%
2024	rr_AnnualReturn2024	15.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recently quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.30%)
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Year	rr_AverageAnnualReturnYear05	9.58%
10 Year	rr_AverageAnnualReturnYear10	8.34%
State Farm Balanced Fund | Return After Taxes on Distributions | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Year	rr_AverageAnnualReturnYear05	7.87%
10 Year	rr_AverageAnnualReturnYear10	6.84%
State Farm Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Year	rr_AverageAnnualReturnYear05	7.25%
10 Year	rr_AverageAnnualReturnYear10	6.32%
State Farm Balanced Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Year	rr_AverageAnnualReturnYear05	14.53%
10 Year	rr_AverageAnnualReturnYear10	13.10%
State Farm Balanced Fund | Bloomberg Intermediate Gov/Credit Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Year	rr_AverageAnnualReturnYear05	0.86%
10 Year	rr_AverageAnnualReturnYear10	1.71%

[1]
State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.14% until January 28, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.